Annual Total Returns - BLACKROCK 60/40 TARGET ALLOCATION FUND (INVESTOR A SHARES, INSTITUTIONAL SHARES, Class R Shares and INVESTOR C SHARES) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK 60/40 TARGET ALLOCATION FUND - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(2.27%)
Annual Return 2012	12.94%
Annual Return 2013	24.81%
Annual Return 2014	6.34%
Annual Return 2015	(0.31%)
Annual Return 2016	4.85%
Annual Return 2017	14.35%
Annual Return 2018	(6.20%)
Annual Return 2019	20.62%
Annual Return 2020	16.82%